Balance Sheet Items - Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 20,817,000	$ 11,300,000
Less: accumulated depreciation	(7,744,000)	(5,378,000)
Total property and equipment, net	13,073,000	5,922,000
Depreciation	3,300,000	1,400,000	1,300,000
Buildings and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,806,000	1,903,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,457,000	6,853,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,554,000	$ 2,544,000